UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5076

Tax-Exempt California Money Market Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	03/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt California Money Market Fund

March 31, 2008

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2007 to March 31, 2008).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2008
Actual Fund Return
Beginning Account Value 10/1/07	$ 1,000.00
Ending Account Value 3/31/08	$ 1,011.20
Expenses Paid per $1,000*	$ 4.42
Hypothetical 5% Portfolio Return
Beginning Account Value 10/1/07	$ 1,000.00
Ending Account Value 3/31/08	$ 1,020.60
Expenses Paid per $1,000*	$ 4.45
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
Tax-Exempt California Money Market Fund	0.88%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	3/31/08	9/30/07

Municipal Investments: Municipal Variable Rate Demand Notes	88%	90%
Municipal Bonds and Notes	12%	10%
	100%	100%
Weighted Average Maturity	3/31/08	9/30/07

Tax-Exempt California Money Market Fund	16 days	22 days
State Specific Retail California Money Fund Average*	26 days	25 days
* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Funds Average Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see pages 5-7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2008 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
California 98.7%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 2.15%*, 11/1/2029, Wells Fargo Bank NA (a)	2,097,000	2,097,000
California, ABAG Finance Authority for Non Profit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 2.27%*, 12/15/2032	7,200,000	7,200,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, Arbors Apartments, Series A, 2.0%*, 12/15/2032	1,400,000	1,400,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Revenue, Amber Court Apartments, Series A, 1.94%*, 12/15/2032	1,900,000	1,900,000
California, Bay Area Toll Authority Bridge Revenue, Series R-12019, 144A, 2.22%*, 4/1/2031	4,500,000	4,500,000
California, Communities Note Program Participations, Tax & Revenue Anticipation Notes, Series A-1, 4.5%, 6/30/2008	2,500,000	2,505,100
California, Educational Facilities Authority Revenue, Charles R. Drew University, 2.15%*, 11/1/2042, Sovereign Bank FSB (a)	3,000,000	3,000,000
California, Infrastructure & Economic Development Bank, Industrial Revenue, Pocino Foods Co. Project, Series A, AMT, 2.23%*, 6/1/2031, Wells Fargo Bank NA (a)	3,625,000	3,625,000
California, Infrastructure & Economic Development Bank Revenue, Series PT-3501, 144A, 2.2%*, 7/1/2037 (b)	1,200,000	1,200,000
California, Lehman Municipal Trust Receipts, Various States, Series 07-K14-D, 144A, 2.15%*, 5/15/2047 (b)	5,000,000	5,000,000
California, Macon Trust, Various States, Series 2007-336, 144A, 2.27%*, 9/1/2011, Bank of America NA (a)	1,680,000	1,680,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, AMT, 144A, 2.39%*, 1/1/2020, JPMorgan Chase Bank (a)	7,130,000	7,130,000
California, RBC Municipal Products, Inc. Trust, Various States, Series E-3, AMT, 144A,2.31%*, 9/1/2037, Royal Bank of Canada (a)	4,495,000	4,495,000
California, State Center Community College District, Series 1972, 144A, 2.29%*, 2/1/2015 (b)	4,595,000	4,595,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-14, 1.95%*, 5/1/2022, Westdeutsche Landesbank (a)	680,000	680,000
Series C-17, 1.8%*, 5/1/2022, Bank of New York (a)	2,600,000	2,600,000
Series G-2, 1.98%*, 5/1/2011, Lloyds TSB Bank PLC (a)	700,000	700,000
Series G-3, 1.75%*, 5/1/2016 (b)	2,350,000	2,350,000
California, State Economic Recovery:
Series 452, 144A, 2.41%*, 1/1/2012 (b)	2,025,000	2,025,000
Series B, 5.0%, 7/1/2023	5,000,000	5,030,381
California, State General Obligation:
Series C-1, 1.92%*, 5/1/2033, Landesbank Hessen-Thuringen (a)	400,000	400,000
Series 2178, 144A, 2.18%*, 12/1/2037	3,200,000	3,200,000
California, State Revenue Anticipation Notes, 4.0%, 6/30/2008	9,500,000	9,522,202
California, State Weekly Public Kindergarten University, Series B-5, 1.95%*, 5/1/2034, Citibank NA (a)	1,530,000	1,530,000
California, Statewide Communities Development, Series 2114, AMT, 144A, 2.31%*, 9/1/2046	2,000,000	2,000,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 2.31%*, 10/1/2036	3,000,000	3,000,000
California, Statewide Communities Development Authority Revenue, Tiger Woods Learning Foundation, 1.85%*, 7/1/2036, Bank of America NA (a)	500,000	500,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13021CE, 144A, AMT, 2.53%*, 12/1/2041	3,700,000	3,700,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 2.23%*, 12/1/2032, Citibank NA (a)	1,175,000	1,175,000
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 1.75%*, 6/1/2027	8,150,000	8,150,000
Grant, CA, Joint Union High School District, Certificates of Participation, School Facility Bridge Funding Program:
2.1%*, 9/1/2015 (b)	1,200,000	1,200,000
2.1%*, 9/1/2034 (b)	2,225,000	2,225,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 2.09%*, 3/15/2033	2,200,000	2,200,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 2.1%*, 10/1/2023, Bank of America NA (a)	220,000	220,000
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series 837, 144A, 2.68%*, 7/1/2023 (b)	2,875,000	2,875,000
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 1.9%*, 4/1/2031	7,845,000	7,845,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 4.5%, 6/30/2008	2,000,000	2,004,032
Los Angeles, CA, Water and Power Revenue:
Series A-5, 1.7%*, 7/1/2035	2,000,000	2,000,000
Series A-4, 1.95%*, 7/1/2035	1,900,000	1,900,000
Series A-6, 1.95%*, 7/1/2035	1,300,000	1,300,000
Novato, CA, Multi-Family Revenue, Senior Housing Project, 2.1%*, 10/1/2032, Bank of the West (a)	2,255,000	2,255,000
Orange County, CA, Water District Revenue, 2.6%, 5/8/2008	2,100,000	2,100,000
San Diego, CA, Certificates of Participation, 2.19%*, 12/1/2028, Comerica Bank (a)	1,915,000	1,915,000
San Francisco, CA, Bay Area Rapid Transit District, Series R-12222, 144A, 2.22%*, 8/1/2035	4,950,000	4,950,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Carter Terrace Apartments, Series B, AMT, 2.2%*, 3/1/2036, Citibank NA (a)	940,000	940,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 2.15%*, 12/1/2019, Citibank NA (a)	1,795,000	1,795,000
San Jose, CA, Financing Authority Lease Revenue, Series 1280Z, 144A, 2.71%*, 12/1/2010 (b)	1,095,000	1,095,000
San Mateo County, CA, Community College District, Series 2175, 144A, 2.18%*, 9/1/2032 (b)	1,445,000	1,445,000
Santa Clara County, CA, El Camino Hospital District Facilities Authority Revenue, Valley Medical Center Project, Series B, 2.03%*, 8/1/2015, State Street Bank & Trust Co. (a)	2,100,000	2,100,000
Santa Clara Valley, CA, Transportation Authority Sales Tax Revenue, Series D-33, 144A, 2.78%*, 4/1/2026 (b)	2,585,000	2,585,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series C-2, 1.7%*, 7/1/2030	2,625,000	2,625,000
Series B, 1.75%*, 7/1/2028	300,000	300,000
Triunfo County, CA, Sanitation District Revenue, 1.98%*, 6/1/2019, BNP Paribas (a)	2,400,000	2,400,000
Ventura County, CA, Tax & Revenue Anticipation Notes, 4.5%, 7/1/2008	2,000,000	2,004,268
		149,167,983
Puerto Rico 0.9%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series C-63, 144A, 2.28%*, 7/1/2036 (b)	1,300,000	1,300,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $150,467,983)+	99.6	150,467,983
Other Assets and Liabilities, Net	0.4	576,669
Net Assets	100.0	151,044,652
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2008.
+ The cost for federal income tax purposes was $150,467,983.
(a) Security incorporates a letter of credit from a major bank.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
AMBAC Financial Group	5.2
Financial Security Assurance, Inc.	7.7
MBIA Corporation	5.6

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2008 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 150,467,983
Receivable for investments sold	35,000
Interest receivable	979,143
Other assets	21,966
Total assets	151,504,092
Liabilities
Due to custodian	288,108
Dividends payable	5,509
Accrued management fee	26,930
Accrued expenses and other liabilities	138,893
Total liabilities	459,440
Net assets, at value	$ 151,044,652
Net Assets Consist of
Undistributed net investment income	11,198
Accumulated net realized gain (loss)	5,785
Paid-in capital	151,027,669
Net assets, at value	$ 151,044,652
Net Asset Value, offering and redemption price per share (net asset value $151,044,652 ÷ 151,028,343 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2008 (Unaudited)
Investment Income
Income: Interest	$ 2,072,855
Expenses: Management fee	148,019
Distribution fees	222,029
Services to shareholders	135,090
Reports to shareholders and shareholder meeting	23,008
Professional fees	35,318
Registration fees	10,393
Trustees' fees and expenses	10,708
Custodian fee	4,100
Other	8,111
Total expenses, before expense reductions	596,776
Expense reductions	(1,952)
Total expenses, after expense reductions	594,824
Net investment income	1,478,031
Net realized gain (loss)	5,785
Net increase (decrease) in net assets resulting from operations	$ 1,483,816

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations: Net investment income	$ 1,478,031	$ 2,509,342
Net realized gain (loss)	5,785	4,288
Net increase (decrease) in net assets resulting from operations	1,483,816	2,513,630
Distributions to shareholders from: Net investment income	(1,478,777)	(2,492,340)
Fund share transactions: Proceeds from shares sold	127,007,417	179,436,756
Reinvestment of distributions	1,478,777	2,474,781
Cost of shares redeemed	(94,095,401)	(156,251,471)
Net increase (decrease) in net assets from Fund share transactions	34,390,793	25,660,066
Increase (decrease) in net assets	34,395,832	25,681,356
Net assets at beginning of period	116,648,820	90,967,464
Net assets at end of period (including undistributed net investment income of $11,198 and $11,944, respectively)	$ 151,044,652	$ 116,648,820
Other Information
Shares outstanding at beginning of period	116,637,550	90,977,484
Shares sold	127,007,417	179,436,756
Shares issued to shareholders in reinvestment of distributions	1,478,777	2,474,781
Shares redeemed	(94,095,401)	(156,251,471)
Net increase (decrease) in Fund shares	34,390,793	25,660,066
Shares outstanding at end of period	151,028,343	116,637,550

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.011	.026	.023	.014	.004	.006
Less distributions from net investment income	(.011)	(.026)	(.023)	(.014)	(.004)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.12**	2.67	2.29	1.38	.42[b]	.64[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	151	117	91	144	141	112
Ratio of expenses before expense reductions (%)	.88*	.97	.95	.74	.67	.77
Ratio of expenses after expense reductions (%)	.88*	.97	.95	.74	.66	.74
Ratio of net investment income (%)	2.20*	2.66	2.22	1.39	.42	.38
[a] For the six months ended March 31, 2008 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

New Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income and capital gains to its shareholders.

The Fund has reviewed the tax positions for each of the three open tax years as of September 30, 2007 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $500 million of the Fund's average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the six months ended March 31, 2008, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Effective October 1, 2007 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the operating expenses at 0.90%.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"). DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2008, the amount charged to the Fund by DWS-SISC aggregated $131,882, of which $42,785 is unpaid.

Distribution Fee. Under the Fund's 12b-1 Plans, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. In accordance with the Funds Underwriting and Distribution Services Agreement DWS-SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the six months ended March 31, 2008, the Distribution Fee aggregated $222,029, of which $43,324 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2008, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" aggregated $4,988, all of which is unpaid.

Trustees' Fees and Expenses. During the period ended March 31, 2008, the Fund paid each Trustee not affiliated with the Advisor retainer fees plus specific amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the six months ended March 31, 2008, the Advisor agreed to reimburse the Fund $611, which represented a portion of the expected fee savings for the Advisor through December 31, 2007, related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended March 31, 2008, the Fund's custodian fee was reduced by $440 and $901, respectively, for the custody and transfer agent credits earned.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Shareholder Meeting Results

A Special Meeting of Shareholders of the Tax-Exempt California Money Market Fund (the "Fund") was held on March 31, 2008 at the offices of Deutsche Asset Management, 345 Park Avenue, New York, NY 10154. The following matters were voted upon by the shareholders of said Fund (the resulting votes presented below):

1. Election of the Board of Trustees of the Fund

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	79,405,085.8300	8,710,756.1800
Henry P. Becton, Jr.	79,394,222.4500	8,721,619.5600
Dawn-Marie Driscoll	79,427,637.7700	8,688,204.2400
Keith R. Fox	79,431,347.2200	8,684,494.7900
Paul K. Freeman	79,371,670.5100	8,744,171.5000
Kenneth C. Froewiss	79,427,637.7700	8,688,204.2400
Richard J. Herring	79,427,637.7700	8,688,204.2400
William McClayton	79,427,637.7700	8,688,204.2400
Rebecca W. Rimel	79,427,637.7700	8,688,204.2400
William N. Searcy, Jr.	79,427,637.7700	8,688,204.2400
Jean Gleason Stromberg	79,371,670.5100	8,744,171.5000
Robert H. Wadsworth	79,427,637.7700	8,688,204.2400
Axel Schwarzer	79,427,637.7700	8,688,204.2400

2-A. Approval of an Amended and Restated Investment Management Agreement

Number of Votes:
For	Against	Abstain
65,997,646.9200	2,902,145.3400	13,342,298.7500

2-B. Approval of a Subadvisor Approval Policy

Number of Votes:
For	Against	Abstain
65,028,736.3300	3,721,310.3000	13,492,044.3800

3. Approval of Revised Fundamental Investment Policies Regarding:

3-a. Borrowing Money

Number of Votes:
For	Against	Abstain
69,357,120.0200	3,713,415.3000	9,171,555.6900

3-b. Senior Securities

Number of Votes:
For	Against	Abstain
69,480,229.7000	3,298,279.9600	9,463,581.3500

3-c. Concentrations

Number of Votes:
For	Against	Abstain
69,356,780.9000	3,440,206.8600	9,445,103.2500

3-d. Underwriting of Securities

Number of Votes:
For	Against	Abstain
69,344,545.3200	3,433,964.3400	9,463,581.3500

3-e. Real Estate Investments

Number of Votes:
For	Against	Abstain
69,275,613.2600	3,502,896.4000	9,463,581.3500

3-f. Commodities

Number of Votes:
For	Against	Abstain
69,221,473.1300	3,881,054.0500	9,139,563.8300

3-g. Lending

Number of Votes:
For	Against	Abstain
69,277,602.1200	3,500,907.5400	9,463,581.3500

3-h. Portfolio Diversification

Number of Votes:
For	Against	Abstain
69,578,117.1600	3,435,573.3000	9,228,400.5500

Approval of the Removal of the Fundamental Investment Policies Regarding:

3-i. Investing for Control

Number of Votes:
For	Against	Abstain
64,704,327.2200	6,450,403.9000	11,087,359.8900

3-j. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
64,703,742.2300	6,455,722.3100	11,082,626.4700

3-k. Margin Transactions

Number of Votes:
For	Against	Abstain
64,653,855.7600	6,779,741.3300	10,808,493.9200

3-l. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
64,728,123.7300	6,723,951.4600	10,790,015.8200

3-m. Short Sales

Number of Votes:
For	Against	Abstain
64,709,399.7600	6,450,649.7700	11,082,041.4800

3-n. Options

Number of Votes:
For	Against	Abstain
64,709,399.7600	6,450,649.7700	11,082,041.4800

3-o. Securities Owned by Officers and Trustees or the Advisor

Number of Votes:
For	Against	Abstain
64,703,714.9900	6,257,360.2800	11,281,015.7400

3-p. Issuers with Short Histories

Number of Votes:
For	Against	Abstain
64,763,391.7000	6,471,231.1300	11,007,468.1800

3-q. Investment Objectives and Policies

Number of Votes:
For	Against	Abstain
64,709,372.5200	6,525,250.3100	11,007,468.1800

3-r. Pledging Assets

Number of Votes:
For	Against	Abstain
64,718,750.4100	6,519,931.9000	11,003,408.7000

3-s. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
64,716,640.6000	6,248,494.1500	11,276,956.2600

4. Approval of a Reclassification of Fundamental Investment Objectives as Non-Fundamental

Number of Votes:
For	Against	Abstain
64,204,037.2100	3,351,643.0900	14,686,410.7100

The Special Meeting of Shareholders was reconvened on May 1, 2008, at which time the following matter was voted upon by the shareholders (the resulting votes are presented below):

5. Approval of Amended and Restated Declaration of Trust

Number of Votes:
For	Against	Abstain
72,630,815.4000	2,851,448.8800	14,198,325.9900

Investment Management Agreement Approval

On November 14, 2007, the Board, including all the Independent Trustees, approved an Amended and Restated Investment Management Agreement (the "Amended Management Agreement") with respect to the Fund. The Amended Management Agreement and an Administrative Services Agreement were presented to the Board and considered by it as part of a broader program initiated by DIMA to simplify and standardize the expense structures and related contracts for the DWS Funds.

The Board conducted a thorough review of the potential implications of the Amended Management Agreement and Administrative Services Agreement on the Fund's shareholders. The Independent Trustees met on several occasions to review and discuss the Amended Management Agreement and Administrative Services Agreement, both among themselves and with representatives of DIMA. They were assisted in this review by their independent legal counsel.

In approving the Amended Management Agreement, the Board considered the following factors, among others:

The proposed arrangements would facilitate uniformity and conform management and administrative fee structures across all DWS Funds.

The standardization and simplification of contract provisions and fees charged to the DWS Funds would reduce the risks of operational and compliance errors.

The aggregate fee paid by the Fund to DIMA will remain the same under the Amended Management Agreement and Administrative Services Agreement, although the separation of the investment management services and general administrative services provided by DIMA into two separate contracts, as is currently the case for certain other DWS Funds, would provide greater flexibility in the future to adjust the administrative services arrangements of the Fund, including increasing the fees paid for administrative services, without incurring the cost of a shareholder meeting.

The overall scope of the services being provided by DIMA and the standard of care applicable to those services would not be reduced as a result of restructuring the agreements.

The current expense limitation agreement would remain in place for the Fund.

The Board also considered that it renewed the Current Investment Management Agreement (the "Current Management Agreement") for the Fund as part of its annual contract renewal process in September 2007. As part of that renewal process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Current Management Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from DIMA, independent third parties and independent legal counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results for the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the Board. Throughout their consideration of the Current Management Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with its review of the Amended Management Agreement, the Board considered DIMA's representation that the Board may rely on and take into account the information provided in connection with the renewal of the Current Management Agreement for the Fund. Accordingly, the Board took note of the following factors, among others, that it considered in approving the renewal of the Current Management Agreement for the Fund: (1) the nature, quality and extent of services provided by DIMA; (2) the management fee rate, operating expenses and total expense ratios; (3) the pre-tax profits realized by DIMA in managing the Fund; (4) the benefits to the Fund from any economies of scale; and (5) the character and amount of other incidental benefits realized by DIMA and its affiliates. With respect to these factors, the Board reached the following conclusions in approving the renewal of the Current Management Agreement for the Fund: (1) the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory; (2) the management fees, coupled with DIMA's commitment to cap expenses, were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA; (3) the pre-tax profits realized by DIMA were not unreasonable; (4) the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale; and (5) the management fees were reasonable in light of the fallout benefits to DIMA. The Board believes that the factors considered and the conclusions that were reached in connection with the renewal of the Current Management Agreement are relevant in approving the Amended Management Agreement.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Amended Management Agreement are fair and reasonable and that the approval of the Amended Management Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 30, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 30, 2008